Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000042685 | Taiwan Semiconductor Manufacturing Co. Ltd.8866076
Holdings [Line Items]
Percent of Total Investments	8.30%
C000042685 | Tencent Holdings Ltd.8865763
Holdings [Line Items]
Percent of Total Investments	7.20%
C000042685 | Alibaba Group Holding Ltd.8866090
Holdings [Line Items]
Percent of Total Investments	2.90%
C000042685 | China Construction Bank Corp.8865695
Holdings [Line Items]
Percent of Total Investments	2.40%
C000042685 | Samsung Electronics Co. Ltd.8865966
Holdings [Line Items]
Percent of Total Investments	2.20%
C000042685 | SK Hynix Inc.8865975
Holdings [Line Items]
Percent of Total Investments	2.00%
C000042685 | Taiwan Semiconductor Manufacturing Co. Ltd.8866123
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042685 | iShares MSCI India ETF8865612
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042685 | Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares and Hong Kong listed Shares)8865619
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042685 | Citigroup Global Markets Holdings Inc. (Underlying Reference is the MSCI China A Inclusion Net Return USD Index)8866146
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042685 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000042685 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000042685 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042685 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042685 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000042685 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042685 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042685 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000042685 | India
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000042685 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000042685 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000042685 | China
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000042684 | Taiwan Semiconductor Manufacturing Co. Ltd.8866076
Holdings [Line Items]
Percent of Total Investments	8.30%
C000042684 | Tencent Holdings Ltd.8865763
Holdings [Line Items]
Percent of Total Investments	7.20%
C000042684 | Alibaba Group Holding Ltd.8866090
Holdings [Line Items]
Percent of Total Investments	2.90%
C000042684 | China Construction Bank Corp.8865695
Holdings [Line Items]
Percent of Total Investments	2.40%
C000042684 | Samsung Electronics Co. Ltd.8865966
Holdings [Line Items]
Percent of Total Investments	2.20%
C000042684 | SK Hynix Inc.8865975
Holdings [Line Items]
Percent of Total Investments	2.00%
C000042684 | Taiwan Semiconductor Manufacturing Co. Ltd.8866123
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042684 | iShares MSCI India ETF8865612
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042684 | Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares and Hong Kong listed Shares)8865619
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042684 | Citigroup Global Markets Holdings Inc. (Underlying Reference is the MSCI China A Inclusion Net Return USD Index)8866146
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042684 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000042684 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000042684 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042684 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042684 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000042684 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042684 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042684 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000042684 | India
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000042684 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000042684 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000042684 | China
Holdings [Line Items]
Percent of Net Asset Value	34.30%